UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MORGENS WATERFALL VINTIADIS & COMPANY, INC.
           --------------------------------------------------
Address:   600 FIFTH AVENUE
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           27th FLOOR
           --------------------------------------------------
           NEW YORK, NY 10020
           --------------------------------------------------

Form 13F File Number:  2804599
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edwin H. Morgens
           --------------------------------------------------
Title:     Chairman
           --------------------------------------------------
Phone:     212-218-4110
           --------------------------------------------------

Signature, Place, and Date of Signing:

       Edwin H. Morgens             New York                 08/10/07
       -------------------------    --------------------     ----------------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        33
                                               -------------

Form 13F Information Table Value Total:        $313,389
                                               -------------
                                                (thousands)


List of Other Included Managers:

None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE




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
                                                  FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN  MANAGERS    SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- --------  --------- -------- --------  ------
D AMYLIN PHARMACEUTICA LS INC CO COMMON STOCK     032346108      815    19800 SH       SOLE                  19800        0        0
D APPLIED MATLS INC  COM STK     COMMON STOCK     038222105    11922   600000 SH       SOLE                 600000        0        0
D AT&T INC COM                   COMMON STOCK     00206R102     8300   200000 SH       SOLE                 200000        0        0
D CARDIOME PHARMA CORP           COMMON STOCK     14159U202     4536   492489 SH       SOLE                 492489        0        0
D CHENIERE ENERGY INC  COM STK   COMMON STOCK     16411R208     3879   100000 SH       SOLE                 100000        0        0
D CIENA CORP  COM STK            COMMON STOCK     171779309    11742   325000 SH       SOLE                 325000        0        0
D CISCO SYSTEMS INC  COM STK     COMMON STOCK     17275R102    27850  1000000 SH       SOLE                1000000        0        0
D CURAGEN CORPORATION  NEW HAVEN COMMON STOCK     23126R101     1294   656900 SH       SOLE                 656900        0        0
D DAKTRONICS INC  COM STK        COMMON STOCK     234264109      430    20000 SH       SOLE                  20000        0        0
D DENISON MINES CORP             COMMON STOCK     248356107    10079   841346 SH       SOLE                 841346        0        0
D DUSA PHARMACEUTICALS  INC COM  COMMON STOCK     266898105     2437   791200 SH       SOLE                 791200        0        0
D ENERNOC INC                    COMMON STOCK     292764107     1907    50000 SH       SOLE                  50000        0        0
D EXELON CORP COM                COMMON STOCK     30161N101    14371   197953 SH       SOLE                 197953        0        0
D FOCUS MEDIA HLDG LTD  ADR      ADRS STOCKS      34415V109     1000    19800 SH       SOLE                  19800        0        0
D GEOKINETICS INC  COM STK       COMMON STOCK     372910307     6145   198046 SH       SOLE                 198046        0        0
D ILLUMINA INC  COM STK          COMMON STOCK     452327109     3998    98500 SH       SOLE                  98500        0        0
D INFINERA CORP                  COMMON STOCK     45667G103     3740   150090 SH       SOLE                 150090        0        0
D ISIS PHARMACEUTICALS  CALIF CO COMMON STOCK     464330109     2312   238800 SH       SOLE                 238800        0        0
D ITRON INC  COM STK             COMMON STOCK     465741106     3086    39600 SH       SOLE                  39600        0        0
D KODIAK OIL & GAS CO            COMMON STOCK     50015Q100    11600  2000000 SH       SOLE                2000000        0        0
D LAMAR ADVERTISING CO CL A COM  COMMON STOCK     512815101    21662   345164 SH       SOLE                 345164        0        0
D LIMELIGHT NETWORKS INC COM STK COMMON STOCK     53261M104     3956   200000 SH       SOLE                 200000        0        0
D MEDTRONIC INC  COM STK         COMMON STOCK     585055106    25689   495347 SH       SOLE                 495347        0        0
D MERCK & CO INC  COM STK        COMMON STOCK     589331107    12814   257301 SH       SOLE                 257301        0        0
D MIRANT CORP WRNT EXP 01/03/201 WARRANTS         60467R118    11552   501831 SH       SOLE                 501831        0        0
D MIRANT CORPORATION WRNTS EXP 1 WARRANTS         60467R126    33600  1381593 SH       SOLE                1381593        0        0
D NOVA BIOSOURCE INC  COM STK    COMMON STOCK     65488W103     2295   900000 SH       SOLE                 900000        0        0
D RELIANT ENERGY INC  COM STK    COMMON STOCK     75952B105    21918   813269 SH       SOLE                 813269        0        0
D ST JUDE MED INC  COM STK       COMMON STOCK     790849103    20533   494882 SH       SOLE                 494882        0        0
D TASER INTERNATIONAL INC COM ST COMMON STOCK     87651B104     6980   500000 SH       SOLE                 500000        0        0
D TYCO INTERNATIONAL L TD BERMUD COMMON STOCK     902124106     7524   222674 SH       SOLE                 222674        0        0
D WILSON HLDGS INC  COM STK      COMMON STOCK     972234108      655   247200 SH       SOLE                 247200        0        0
D WYETH SHS                      COMMON STOCK     983024100    12768   222674 SH       SOLE                 222674        0        0
